10a. Valuation and Qualifying Accounts (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
A. Valuation And Qualifying Accounts Details 1
Beginning balance	$ 184	$ 52
Additions / (Adjustments)	(40)	132
Balance	$ 144	$ 184